TAXATION	12 Months Ended
Dec. 31, 2013
TAXATION [Abstract]
TAXATION
6.	TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

People's Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. As foreign invested enterprises, Jiangxi Jinko and Zhejiang Jinko are entitled to a two year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter. Jiangxi Jinko and Zhejiang Jinko are each subject to CIT rate of 12.5% from year 2010 to year 2012. Starting from year 2013, three of the major subsidiaries of the Group, Jiangxi Jinko, Zhejiang Jinko and Jinko Materials were recognized by State Administration of Taxation as a "National High and New Technology Enterprise", entitling them to a preferential tax rate of 15%.

The subsidiaries in Delingha and Longchang are entitled to a three year tax exemption from CIT and a 50% CIT reduction for the succeeding three years thereafter for the income generated from investing and operating in the qualified public basic infrastructure projects according to the CIT law.

Additionally, under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB709,676,806 and the amount of the unrecognized deferred tax liability, calculated based on the 10% rate, on the permanently reinvested earnings was RMB70,967,681 as of December 31, 2013.

Hong Kong

The Company's subsidiaries established in Hong Kong, Paker and JinkoSolar International, are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 8.62% in 2013.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 31.4%.

Jinko France is incorporated in France and is subject to corporate income tax at 33.33%.

United States

Both Jinko US and Jinko US Holding are incorporated in Delaware, the United States. Jinko US and Jinko US Holding do not conduct any business in Delaware, thus, they are not subject to Delaware State income tax. Jinko US conducts business in California. It is subject to a progressive federal corporate income tax from 15% to 35% and California state income tax of 8.84%, which is deductible for federal income tax purpose.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 11.5%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2011, 2012 and 2013 were taxed within the following jurisdictions:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Cayman Islands	246,885,595	(136,614,196)	(252,710,798)
PRC	127,032,230	(1,191,217,775)	308,896,189
Other countries	(19,519,201)	(224,901,695)	151,838,949
Income/(Loss) before income taxes	354,398,624	(1,552,733,666)	208,024,340

For the year ended December 31, 2011, 2012 and 2013, the earnings (losses) attributed to Cayman Islands was mainly due to the fair value gain (loss) from convertible senior notes and capped call options.

The current and deferred positions of income tax (expense)/benefit included in the consolidated statement of operations for the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Current income tax (expense)/benefit
PRC	(76,792,019)	7,561,393	(17,468,843)
Other countries	(71,536)	838,169	(153,468)
Total current income tax (expense)/benefit	(76,863,555)	8,399,562	(17,622,311)
Deferred PRC tax (expense)/benefit	(4,209,187)	518,086	(910,065)
Income tax (expense)/benefit	(81,072,742)	8,917,648	(18,532,376)

 Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Company's effective tax rate is as follows:

	For the year ended December 31
	2011	2012	2013
	%	%	%
Statutory CIT rate	25.0	(25.0)	25.0
Effect of permanent differences:
-Share-based compensation expenses	0.7	0.3	1.3
-Change in fair value of convertible senior notes and capped call options	(21.1)	1.6	25.6
-Goodwill impairment	3.2	-	-
-Accrued payroll and welfare expenses	4.4	0.8	2.4
-Change of enact tax rate	-	(7.5)	49.2
-Effect of prior year tax difference (1)	-	(0.6)	-
-Other non-deductible expenses	5.6	0.8	1.9
Difference in tax rate of a subsidiary outside the PRC	(0.9)	0.9	3.8
Effect of tax holiday for subsidiaries	(13.2)	6.9	(6.5)
Change in valuation allowance	19.1	21.2	(93.8)
Effective CIT rate	22.8	(0.6)	8.9

(1)	The Company recorded an out-of-period adjustment of RMB12,146,071in the year ended December 31, 2012, resulting from income tax filing difference for two PRC entities, which should have been recorded in the year ended December 31, 2011. The originating amount in 2011 was not material to the 2011 consolidated financial statements, nor was the out of period adjustment recorded in 2012 material to the 2012 consolidated financial statements.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
The aggregate amount of effect	46,723,125	-	25,853,541
Per share effect-basic	0.50	-	0.27
Per share effect-diluted	0.46	-	0.27

Significant components of deferred tax assets-current

	For the year ended December 31
	2012	2013
	RMB	RMB
Net operating losses	-	-
Provision for inventories, accounts receivable, other receivable	170,795,477	59,362,637
Change in fair value of forward contracts	(1,749,190)	(5,270,148)
Accrued warranty costs	4,952,344	5,923,185
Accrued interest	6,529,370	503,377
Other temporary differences	(5,153,313)	5,283,025
Total deferred tax assets	175,374,688	65,802,076
Less: Valuation allowance	(175,374,688)	(65,802,076)
Net deferred tax assets-current	-	-

Significant components of deferred tax assets-non-current

	For the year ended December 31
	2012	2013
	RMB	RMB
Net operating losses	91,384,912	39,762,082
Accrued warranty costs	25,690,397	25,977,871
Increase in fair value of property, plant and equipment and land use rights arising from business combination	(3,532,006)	(2,052,738)
Timing difference for project assets, property, plant and equipment	17,470,545	43,098,028
Provision for advance to suppliers to be utilized beyond one year	56,931,594	34,158,957
Provision of prepayment for purchase of property, plant and equipment	11,048,442	6,629,065
Timing difference for revenue recognition of retainage contract	28,557,111	25,442,086
Other temporary differences	(65,135)	3,300,328
Total deferred tax assets	227,485,860	176,315,679
Less: Valuation allowance	(227,485,860)	(176,315,679)
Deferred tax assets-non-current, net	-	-

Movement of valuation allowances

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
At beginning of year	(6,308,714)	(73,967,071)	(402,860,548)
Current year additions	(69,445,609)	(329,813,147)	(21,347,390)
Reversal of valuation allowances	1,787,252	919,670	182,090,183
At end of year	(73,967,071)	(402,860,548)	(242,117,755)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2012 and 2013, valuation allowances of RMB402,860,548 and RMB242,117,755 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group's estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Certain valuation allowance was reversed in 2013 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets.